Fair Value Measurements	7 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 7-Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

September 30, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Marketable securities held in Trust Account	$149,570,559	—	—

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels of the hierarchy for the period from February 20, 2020 (inception) through September 30, 2020. Level 1 instruments include investments U.S. Treasury securities with an original maturity of 185 days or less.

On October 27, 2020, in connection with the Business Combination, the Company liquidated the Trust Account to fund the Business Combination and related expenses. (See Note 1).